Financial Instruments (Details) - Schedule of Change in Interest Rate Profit (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase of 1% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	€ 736	€ 161
Increase of 3% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	2,204	520
Decrease of 1% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	(734)	(196)
Decrease of 3% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	€ (2,201)	€ (556)